T. ROWE PRICE Retirement Blend 2025 Fund
February 28, 2026 Unaudited

Portfolio of Investments
(1)
(1)
$ Value
5/31/25
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/26
(Cost and value in $000s)
BOND FUNDS 42.3%
T. Rowe Price Funds:
QM U.S. Bond Index Fund  87,680 70,439 9,760 15,454,997 152,077
U.S. Limited Duration TIPS Index
Fund  61,669 61,568 7,328 12,443,920 115,355
International Bond Fund (USD
Hedged)  34,521 24,835 3,793 6,504,660 56,135
Dynamic Global Bond Fund  20,940 14,935 2,601 4,354,032 32,612
Emerging Markets Bond Fund  17,023 13,507 1,798 3,061,224 30,581
U.S. Treasury Long-Term Index
Fund  18,798 10,451 3,091 3,718,863 27,557
High Yield Fund  15,074 10,154 1,571 3,977,705 23,747
Dynamic Credit Fund  7,299 6,038 886 1,413,780 12,427
Floating Rate Fund  5,051 3,529 532 871,900 7,891
Total Bond Funds (Cost $452,159) 458,382
EQUITY FUNDS 54.7%
T. Rowe Price Funds:
Equity Index 500 Fund  93,516 66,006 28,043 817,228 146,137
International Equity Index Fund  48,434 30,354 8,406 3,711,540 81,617
Value Fund  34,905 25,323 3,654 1,189,690 62,827
Hedged Equity Fund  35,317 24,307 3,798 4,345,101 57,833
Growth Stock Fund  32,110 30,617 4,882 530,369 54,920
Real Assets Fund  24,542 15,024 9,917 1,939,484 40,710
International Value Equity Fund  18,770 11,381 6,081 1,137,851 30,290
International Stock Fund  11,592 8,083 1,271 845,597 19,060
Emerging Markets Discovery Stock
Fund  9,950 6,511 2,249 899,603 18,766
Emerging Markets Stock Fund  8,628 5,476 1,098 341,933 17,281
Mid-Cap Index Fund  11,740 6,923 3,560 710,297 16,088
Small-Cap Index Fund  8,469 5,462 2,245 761,559 13,952
Mid-Cap Value Fund  5,378 3,377 694 255,394 9,102
Mid-Cap Growth Fund  6,306 3,558 1,888 81,580 8,258
New Horizons Fund (3) 3,615 4,772 756 138,103 7,890
Small-Cap Value Fund  5,257 3,236 1,811 131,512 7,325
Total Equity Funds (Cost $490,097) 592,056

T. ROWE PRICE Retirement Blend 2025 Fund

$ Value
5/31/25
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/26
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.0%
Money Market Funds  3.0%
T. Rowe Price U.S. Treasury
Money Fund, 3.76% (4) 30,000 31,522 29,507 32,014,716 32,015
Total Short-Term Investments (Cost $32,015) 32,015
Total Investments in Securities 100.0%
(Cost $974,271) $ 1,082,453
Other Assets Less Liabilities (0.0)% (266)
Net Assets 100.0% $ 1,082,187
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Purchase cost and Sales cost for affiliates not held at period end totaled
$2,140 and $2,140, respectively.
(3) Non-income producing
(4) Seven-day yield

T. ROWE PRICE Retirement Blend 2025 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2026. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (4) $ (24) $ 504
Dynamic Global Bond Fund  (107) (662) 914
Emerging Markets Bond Fund  (9) 1,849 1,094
Emerging Markets Discovery Stock Fund  11 4,554 749
Emerging Markets Stock Fund  12 4,275 256
Equity Index 500 Fund  1,780 14,658 1,060
Floating Rate Fund  (2) (157) 346
Growth Stock Fund  5,290 (2,925) 52
Hedged Equity Fund  2,233 2,007 681
High Yield Fund  (6) 90 1,023
International Bond Fund (USD Hedged)  (107) 572 1,288
International Equity Index Fund  (7) 11,235 2,244
International Stock Fund  1,018 656 472
International Value Equity Fund  95 6,220 848
Mid-Cap Growth Fund  339 282 52
Mid-Cap Index Fund  731 985 143
Mid-Cap Value Fund  251 1,041 152
New Horizons Fund  601 259 —
QM U.S. Bond Index Fund  (131) 3,718 3,768
Real Assets Fund  50 11,061 1,276
Small-Cap Index Fund  52 2,266 153
Small-Cap Value Fund  590 643 94
U.S. Limited Duration TIPS Index Fund  (158) (554) 3,619
U.S. Treasury Long-Term Index Fund  (158) 1,399 687
Value Fund  1,625 6,253 765
U.S. Treasury Money Fund, 3.76% — — 858
Affiliates not held at period end (5) — —
Totals $ 13,984# $ 69,701 $ 23,098+

T. ROWE PRICE Retirement Blend 2025 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $15,118 of the net realized gain (loss).
+ Investment income comprised $23,098 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement Blend 2025 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Retirement Blend 2025
Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement Blend 2025 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On February 28, 2026 , all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F1346-054Q3 02/26